Annual Total Returns- JPMorgan Small Cap Blend Fund (R2 R3 R4 R5 Shares) [BarChart] - R2 R3 R4 R5 Shares - JPMorgan Small Cap Blend Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.87%)	11.87%	47.26%	(0.45%)	(2.26%)	7.86%	41.45%	(3.67%)	30.15%	24.72%